Subsequent events (Details Narrative) - Nonadjusting Event [Member] $ / shares in Units, $ in Millions	Aug. 06, 2026 USD ($) $ / shares
Currency Of U S D [Member]
IfrsStatementLineItems [Line Items]
Distribution of remuneration amount | $	$ 3,406
Outstanding preferred and common per share | $ / shares	$ 0.2642
Currency Of B R L [Member]
IfrsStatementLineItems [Line Items]
Distribution of remuneration amount | $	$ 17,376
Outstanding preferred and common per share | $ / shares	$ 1.3481